CAPITAL MANAGEMENT AND FINANCIAL RISK - Maximum exposure to credit risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CAPITAL MANAGEMENT AND FINANCIAL RISK
Cash and cash equivalents	$ 50,915	$ 63,998	$ 24,992
Trade and other receivables	4,143	3,656
Restricted cash and investments	11,105	12,001
Maximum exposure to credit risk	$ 66,163	$ 79,655